Goodwill and Other Intangible Assets - Schedule of Finite-Lived Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 63.0	$ 63.8
Accumulated Amortization	(17.2)	(12.9)
Net Carrying Amount	45.8	50.9
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	51.4	52.0
Accumulated Amortization	(6.4)	(4.3)
Net Carrying Amount	45.0	47.7
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11.6	11.8
Accumulated Amortization	(10.8)	(8.6)
Net Carrying Amount	0.8	3.2
Impairment charges	$ 1.4	$ 2.6